Intangible assets, net (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended		9 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 27, 2014	Dec. 28, 2013	Mar. 29, 2014	Mar. 30, 2013	Mar. 31, 2012	Mar. 31, 2012	Dec. 11, 2011
Intangible assets, net
Gross carrying amount	$ 16,488		$ 16,488		$ 16,488	$ 11,482
Accumulated amortization	(8,827)		(8,827)		(6,865)	(3,365)
Net	7,661		7,661		9,623	8,117
Gross carrying amount	66,588		66,588		66,588	61,382
Intangible assets, net	57,761		57,761		59,723	58,017
Amortization expense	600	1,000	1,962	2,903	3,501	2,926
Fiscal year maturity
2015	631		631		2,308
2016	2,324		2,324		2,225
2017	1,772		1,772		1,993
2018	777		777		947
2019	438		438		500
Thereafter	1,719		1,719		1,650
Total	7,661		7,661		9,623
Trademarks
Intangible assets, net
Indefinite-lived intangible assets	50,100		50,100		50,100	49,900
Successor
Intangible assets, net
Amortization expense							439	439
Predecessor
Intangible assets, net
Amortization expense									55
Trademarks
Intangible assets, net
Gross carrying amount	2,490		2,490		2,490	1,550
Accumulated amortization	(2,490)		(2,490)		(2,490)	(1,338)
Net						212
Weighted average useful life					6 months	1 year 1 month 6 days
Weighted average useful life					10 months 24 days
Customer list
Intangible assets, net
Gross carrying amount	7,300		7,300		7,300	6,700
Accumulated amortization	(4,038)		(4,038)		(2,732)	(1,292)
Net	3,262		3,262		4,568	5,408
Weighted average useful life					5 years	5 years
Non-compete agreements
Intangible assets, net
Gross carrying amount	1,380		1,380		1,380	1,200
Accumulated amortization	(723)		(723)		(500)	(211)
Net	657		657		880	989
Weighted average useful life					4 years 8 months 12 days	4 years 10 months 24 days
Below-market leases
Intangible assets, net
Below market lease, gross	5,318		5,318		5,318	2,032
Below market lease, accumulated amortization	(1,576)		(1,576)		(1,143)	(524)
Below market lease, net	$ 3,742		$ 3,742		$ 4,175	$ 1,508
Weighted average useful life					10 years 4 months 24 days	6 years 8 months 12 days